Summary of Operating Segments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [Line Items]
Revenue	$ 1,617,194	$ 986,847
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	(14,143)	(182,782)
Depreciation and amortization	279,035	282,326
Gain on asset disposals	(29,926)	(8,516)
Total assets	2,876,123	2,661,752
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,617,194	986,847
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	311,605	192,772
Depreciation and amortization	279,035	282,326
Gain on asset disposals	(29,926)	(8,516)
Total assets	2,876,123	2,661,752
Capital expenditures	184,250	75,941
Contract Drilling Services [Member]
Disclosure of operating segments [Line Items]
Revenue	1,436,134	877,943
Contract Drilling Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	1,436,134	877,943
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	397,753	231,532
Depreciation and amortization	255,286	256,072
Gain on asset disposals	(25,495)	(7,673)
Total assets	2,574,867	2,392,382
Capital expenditures	177,844	70,998
Completion and Production Services [Member]
Disclosure of operating segments [Line Items]
Revenue	187,171	113,488
Completion and Production Services [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	187,171	113,488
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	38,147	23,807
Depreciation and amortization	14,381	15,405
Gain on asset disposals	(3,233)	(525)
Total assets	179,226	127,233
Capital expenditures	5,325	4,452
Corporate and Other [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Earnings before income taxes, loss on redemption and repurchase of unsecured senior notes, loss (gain) on investments and other assets, finance charges, foreign exchange, gain on asset disposals, and depreciation and amortization	(124,295)	(62,567)
Depreciation and amortization	9,368	10,849
Gain on asset disposals	(1,198)	(318)
Total assets	122,030	142,137
Capital expenditures	1,081	491
Inter-Segment Eliminations [Member]
Disclosure of operating segments [Line Items]
Revenue	(6,111)	(4,584)
Inter-Segment Eliminations [Member] | All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue	$ (6,111)	$ (4,584)